Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)					12 Months Ended
	Nov. 07, 2019	Aug. 07, 2018	Mar. 05, 2018	Mar. 24, 2000	Dec. 31, 2019	Dec. 31, 2018
Smart Communications, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership				100.00%
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Cellular mobile services
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Internet broadband distribution services
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Primeworld Digital Systems, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%	95.00%	67.00%
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Internet broadband distribution services
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Operations support servicing business
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Smart Money Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Cayman Islands
Principal Business Activity					Investment company
Smart Money Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Far East Capital Limited and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Cayman Islands
Principal Business Activity					Cost effective offshore financing and risk management activities for Smart
Far East Capital Limited and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Investment company
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Cellular mobile services
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Investment company
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Chikka Holdings Limited And Subsidiaries [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					British Virgin Islands
Principal Business Activity					Content provider, mobile applications development and services
Chikka Holdings Limited And Subsidiaries [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Wifun, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Software developer and selling of WiFi access equipment
Wifun, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Telesat, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Satellite communications services
Telesat, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Satellite information and messaging services
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					88.50%	88.50%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					11.50%	11.50%
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Cellular mobile services
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					99.60%	99.60%
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications services
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications services
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					British Virgin Islands
Principal Business Activity					Telecommunications services
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Data and network services
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications services
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Managed IT outsourcing
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Internet-based purchasing, IT consulting and professional services
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Bills printing and other related value-added services, or VAS
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					95.00%	95.00%
Net Games Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Gaming support services
Net Games Inc [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					57.50%	57.50%
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Full-services customer rewards and loyalty programs
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications services
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					99.60%	99.60%
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Internet services
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					99.60%	99.60%
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications services
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					98.00%	98.00%
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Telecommunications, infrastructure and related VAS
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					75.00%	75.00%
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Air transportation business
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					65.00%	65.00%
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					British Virgin Islands
Principal Business Activity					Internal distributor of Filipino channels and content
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					64.60%	64.60%
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Investment company
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Singapore
Principal Business Activity					Investment company
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Investment company
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					67.00%	67.00%
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					British Virgin Islands
Principal Business Activity					Investment company
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%	100.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation					Philippines
Principal Business Activity					Investment company
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					99.90%	99.90%